Restatement of Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2021
P3 Health Partners Inc.
Restatement of Quarterly Financial Information (Unaudited)

Note 30: Restatement of Quarterly Financial Information (Unaudited)

We have restated herein our previously issued unaudited condensed consolidated financial statements for each interim period within the fiscal years ended December 31, 2021 and December 31, 2020. See Note 2 “Restatement of Previously Issued Financial Statements” for additional information.

	As Previously	Network	Preferred Returns	Class A Units	Revenue
	Reported	Adjustments	Adjustments	Adjustment	Adjustments	As Restated
Condensed Consolidated Balance Sheet as of September 30, 2021 (Unaudited)
Class A Units Subject to Possible Redemption	$—	$—	$—	$43,656,270	$—	$43,656,270
Class D Units Subject to Possible Redemption	54,936,716	—	(7,895,162)	—	—	47,041,554
Contributed Capital	41,764,270	—	—	(41,764,270)	—	—
Class A Preferred Returns	6,594,660	—	(6,594,660)	—	—	—
Accumulated Equity-Based Compensation	2,747,960	—	—	(921,092)	—	1,826,868
Retained Loss from Non-Controlling Interests	(26,231,059)	26,231,059	—	—	—	—
Accumulated Deficit (formerly Accumulated Loss from Controlling Interest)	(203,942,517)	(26,231,059)	14,489,765	(970,908)	—	(216,654,719)

Condensed Consolidated Statement of Operations for the Nine Months Ended September 30, 2021 (Unaudited)
Capitated Revenue	$447,137,121	$—	$—	$—	$(3,539,071)	$443,598,050
Other Patient Service Revenue	12,366,111	—	—	—	(3,893,823)	8,472,288
Total Operating Revenue	459,503,232	—	—	—	(7,432,894)	452,070,338
Medical Expenses	459,233,085	—	—	—	(899,940)	458,333,145
Total Operating Expenses	520,053,309	—	—	—	(899,940)	519,153,369
Operating Loss	(60,550,077)	—	—	—	(6,532,954)	(67,083,031)
Interest Expense, net	(13,130,628)	—	6,107,441	—	—	(7,023,187)
Total Other Expenses	(25,193,893)	—	6,107,441	—	—	(19,086,452)
Net Loss Attributable to Non-Controlling Interests	(8,043,678)	8,043,678	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(77,700,292)	(8,043,678)	6,107,441	—	(6,532,954)	(86,169,483)

Condensed Consolidated Statement of Operations for the Three Months Ended September 30, 2021 (Unaudited)
Capitated Revenue	$152,276,992	$—	$—	$—	796,003	$153,072,995
Other Patient Service Revenue	4,243,263	—	—	—	(1,130,303)	3,112,960
Total Operating Revenue	156,520,255	—	—	—	(334,300)	156,185,955
Medical Expenses	161,662,423	—	—	—	(334,300)	161,328,123
Total Operating Expenses	184,643,797	—	—	—	(334,300)	184,309,497
Interest Expense, net	(4,643,254)	—	2,114,063	—	—	(2,529,191)
Total Other Expenses	(6,044,940)	—	2,114,063	—	—	(3,930,877)
Net Loss Attributable to Non-Controlling Interests	(2,801,965)	2,801,965	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(31,366,517)	(2,801,965)	2,114,063	—	—	(32,054,419)

Condensed Consolidated Statement of Changes in Members' Deficit for the Nine Months Ended September 30, 2021
Preferred Return at 8% for Class A Units	$2,779,619	$—	$(2,779,619)	$—	—	$—
Net Loss	(85,743,970)	—	6,107,441	—	(6,532,954)	(86,169,483)
Balance as of September 30, 2021	(179,246,686)	—	7,895,167	(43,656,331)	—	(215,007,850)

Condensed Consolidated Statement of Changes in Members' Deficit for the Three Months Ended September 30, 2021
Preferred Return at 8% for Class A Units	$962,163	$—	$(962,163)	$—	—	$—
Net Loss	(34,168,482)	—	2,114,063	—	—	(32,054,419)
Balance as of September 30, 2021	(179,246,686)	—	7,895,167	(43,656,331)	—	(215,007,850)

Condensed Consolidated Statement of Cash Flows for the Nine Months Ended September 30, 2021
Net Loss	$(85,743,970)	$—	$6,107,441	$—	(6,532,954)	$(86,169,483)
Health Plan Settlements Receivable/Premiums Receivable	(7,417,477)	—	—	—	6,532,954	(884,523)
Class A and Class D Preferred Returns	6,107,441	—	(6,107,441)	—	—	—

	As Previously	Network	Preferred Returns	Class A Units	Revenue
	Reported	Adjustments	Adjustments	Adjustments	Adjustment	As Restated
Condensed Consolidated Balance Sheet as of June 30, 2021 (Unaudited)
Class A Units Subject to Possible Redemption	$—	$—	$—	$43,656,270	$—	$43,656,270
Class D Units Subject to Possible Redemption	53,784,760	—	(6,743,207)	—	—	47,041,553
Contributed Capital	41,764,270	—	—	(41,764,270)	—	—
Class A Preferred Returns	5,632,496	—	(5,632,496)	—	—	—
Accumulated Equity-Based Compensation	2,392,875	—	—	(921,092)	—	1,471,783
Retained Loss from Non-Controlling Interests	(23,429,094)	23,429,094	—	—	—	—
Accumulated Deficit (formerly Accumulated Loss from Controlling Interest)	(172,576,003)	(23,429,094)	12,375,705	(970,908)	—	(184,600,300)

Condensed Consolidated Statement of Operations for the Six Months Ended June 30, 2021 (Unaudited)
Capitated Revenue	$294,860,130	$—	$—	$—	$(4,335,073)	$290,525,057
Other Patient Service Revenue	8,122,849	—	—	—	(2,763,520)	5,359,329
Total Operating Revenue	302,982,979	—	—	—	(7,098,593)	295,884,386
Medical Expenses	297,570,662	—	—	—	(565,640)	297,005,022
Total Operating Expenses	335,409,517	—	—	—	(565,640)	334,843,877
Operating Loss	(32,426,538)	—	—	—	(6,532,953)	(38,959,491)
Interest Expense, net	(8,487,374)	—	3,993,325	—	—	(4,494,049)
Total Other Expenses	(19,148,953)	—	3,993,325	—	—	(15,155,628)
Net Loss Attributable to Non-Controlling Interests	(5,241,713)	5,241,713	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(46,333,778)	(5,241,713)	3,993,325	—	(6,532,953)	(54,115,119)

Condensed Consolidated Statement of Operations for the Three Months Ended June 30, 2021 (Unaudited)
Capitated Revenue	$147,159,665	$—	$—	$—	$(5,598,799)	$141,560,866
Other Patient Service Revenue	4,258,933	—	—	—	(1,233,356)	3,025,577
Total Operating Revenue	151,418,598	—	—	—	(6,832,155)	144,586,443
Medical Expenses	150,679,717	—	—	—	(299,200)	150,380,517
Total Operating Expenses	170,856,707	—	—	—	(299,200)	170,557,507
Operating Loss	(19,438,108)	—	—	—	(6,532,955)	(25,971,063)
Interest Expense, net	(4,406,240)	—	2,036,476	—	—	(2,369,764)
Total Other Expenses	(5,529,823)	—	2,036,476	—	—	(3,493,347)
Net Loss Attributable to Non-Controlling Interests	(1,959,421)	1,959,421	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(23,008,510)	(1,959,421)	2,036,476	—	(6,532,955)	(29,464,410)

Condensed Consolidated Statement of Changes in Members' Deficit for the Six Months Ended June 30, 2021
Preferred Return at 8% for Class A Units	$1,817,564	$—	$(1,817,564)	$—	—	$—
Net Loss	(51,575,491)	—	3,993,325	—	(6,532,953)	(54,115,119)
Balance as of June 30,2021	(146,395,455)	—	6,743,106	(43,656,170)	—	(183,308,519)

Condensed Consolidated Statement of Changes in Members' Deficit for the Three Months Ended June 30, 2021
Preferred Return at 8% for Class A Units	$926,852	$—	$(926,852)	$—	—	$—
Net Loss	(24,967,931)	—	2,036,476	—	(6,532,955)	(29,464,410)
Balance as of June 30,2021	(146,395,455)	—	6,743,106	(43,656,170)	—	(183,308,519)

Condensed Consolidated Statement of Cash Flows for the Six Months Ended June 30, 2021
Net Loss	$(51,575,491)	$—	$3,993,325	$—	(6,532,953)	$(54,115,119)
Health Plan Settlements Receivable/Premiums Receivable	(5,320,861)	—	—	—	6,532,953	1,212,092
Class A and Class D Preferred Returns	3,993,325	—	(3,993,325)	—	—	—

*Rounding may cause variances

	As Previously	Network	Preferred Returns	Class A Units	Revenue
	Reported	Adjustment	Adjustment	Adjustments	Adjustment	As Restated

Condensed Consolidated Balance Sheet as of March 31, 2021 (Unaudited)
Health Plan Settlement Receivables	$3,687,918	$—	$—	$—	$6,532,954	$10,220,872
Total Current Assets	78,762,484	—	—	—	6,532,954	85,295,438
Total Assets	94,189,692	—	—	—	6,532,954	100,722,646
Class A Units Subject to Possible Redemption	—	—	—	43,656,270	—	43,656,270
Class D Units Subject to Possible Redemption	52,675,137	—	(5,633,583)	—	—	47,041,554
Contributed Capital	41,764,270	—	—	(41,764,270)	—	—
Class A Preferred Returns	4,705,644	—	(4,705,644)	—	—	—
Accumulated Equity-Based Compensation	1,829,084	—	—	(921,092)	—	907,992
Retained Loss from Non-Controlling Interests	(21,469,673)	21,469,673	—	—	—	—
Accumulated Deficit (formerly Accumulated Loss from Controlling Interest)	(149,567,493)	(21,469,673)	10,339,227	(970,908)	6,532,954	(155,135,893)
Total Liabilities, Mezzanine Equity & Members' Equity (Deficit)	94,189,692	—	—	—	6,532,954	100,722,646

Condensed Consolidated Statement of Operations for the Three Months Ended March 31, 2021 (Unaudited)
Capitated Revenue	$147,700,465	$—	$—	$—	$1,263,725	$148,964,190
Other Patient Service Revenue	3,863,915	—	—	—	(1,530,165)	2,333,750
Total Operating Revenue	151,564,380	—	—	—	(266,440)	151,297,940
Medical Expenses	146,890,945	—	—	—	(266,440)	146,624,505
Total Operating Expenses	164,552,810	—	—	—	(266,440)	164,286,370
Interest Expense, net	(4,081,134)	—	1,956,848	—	—	(2,124,286)
Total Other Expenses	(13,619,130)	—	1,956,848	—	—	(11,662,282)
Net Loss Attributable to Non-Controlling Interests	(3,282,292)	3,282,292	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(23,325,268)	(3,282,292)	1,956,848	—	—	(24,650,712)

Condensed Consolidated Statements of Changes in Members' Deficit for the 3 Months Ended March 31, 2021
Preferred Return at 8% for Class A Units	$890,612	$—	$(890,612)	$—	—	$—
Net Loss	(26,607,560)	—	1,956,848	—	—	(24,650,712)
Balance as of March 31,2021	(122,918,168)	—	5,633,581	(43,656,269)	6,532,954	(154,407,902)

Condensed Consolidated Statements of Cash Flows for the 3 Months Ended March 31, 2021
Net Loss	$(26,607,560)	$—	$1,956,848	—	—	$(24,650,712)
Class A and Class D Preferred Returns	1,956,848	—	(1,956,848)	—	—	—

*Rounding may cause variances

	As Previously	Network	Preferred Returns	Class A Units	Capitated Revenue
	Reported	Adjustments	Adjustments	Adjustments	Adjustments	As Restated

Condensed Consolidated Statement of Operations for the Nine Months Ended September 30, 2020 (Unaudited)
Capitated Revenue	$351,018,290	$—	$—	$—	$1,630,111	$352,648,401
Other Patient Service Revenue	9,645,990	—	—	—	(2,230,451)	7,415,539
Total Operating Revenue	360,664,280	—	—	—	(600,340)	360,063,940
Medical Expenses	348,258,272	—	—	—	(600,340)	347,657,932
Total Operating Expenses	384,971,257	—	—	—	(600,340)	384,370,917
Interest Expense, net	(6,877,619)	—	5,577,812	—	—	(1,299,807)
Total Other Expenses	(6,877,619)	—	5,577,812	—	—	(1,299,807)
Net Loss Attributable to Non-Controlling Interests	(3,449,955)	3,449,955	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(27,734,641)	(3,449,955)	5,577,812	—	—	(25,606,784)

Condensed Consolidated Statement of Operations for the Three Months Ended September 30, 2020 (Unaudited)
Capitated Revenue	$124,461,275	$—	$—	$—	$721,351	$125,182,626
Other Patient Service Revenue	4,379,716	—	—	—	(1,018,851)	3,360,865
Total Operating Revenue	128,840,991	—	—	—	(297,500)	128,543,491
Medical Expenses	127,015,976	—	—	—	(297,500)	126,718,476
Total Operating Expenses	142,355,570	—	—	—	(297,500)	142,058,070
Interest Expense, net	(2,316,579)	—	1,859,270	—	—	(457,309)
Total Other Expenses	(2,316,579)	—	1,859,270	—	—	(457,309)
Net Income Attributable to Non-Controlling Interests	875,560	(875,560)	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(16,706,718)	875,560	1,859,270	—	—	(13,971,888)

Condensed Consolidated Statements of Changes in Members' Deficit for the 9 Months Ended September 30, 2020
Preferred Return at 8% for Class A Units	$2,534,853	$—	$(2,534,853)	$—	$—	$—
Net Loss	(31,184,596)	—	5,577,812	—	—	(25,606,784)
Balance as of September 30, 2020	(84,110,848)	—	3,558,027	(43,656,271)	—	(124,209,092)

Condensed Consolidated Statements of Changes in Members' Deficit for the 3 Months Ended September 30, 2020
Preferred Return at 8% for Class A Units	$840,805	$—	$(840,805)	$—	$—	$—
Net Loss	(15,831,158)	—	1,859,270	—	—	(13,971,888)
Balance as of September 30, 2020	(84,110,848)	—	3,558,027	(43,656,271)	—	(124,209,092)

Condensed Consolidated Statements of Cash Flows for the 9 Months Ended September 30, 2020
Net Loss	$(31,184,596)	$—	$5,577,812	$—	$—	$(25,606,784)
Class A and Class D Preferred Returns	5,577,812	—	(5,577,812)	—	—	—

	As Previously	Network	Preferred Returns	Class A Units	Captital Revenue
	Reported	Adjustments	Adjustments	Adjustments	Adjustments	As Restated

Condensed Consolidated Statement of Operations for the Six Months Ended June 30, 2020 (Unaudited)
Capitated Revenue	$226,557,015	$—	$—	$—	$908,759	$227,465,774
Other Patient Service Revenue	5,266,273	—	—	—	(1,211,599)	4,054,674
Total Operating Revenue	231,823,288	—	—	—	(302,840)	231,520,448
Medical Expenses	221,242,295	—	—	—	(302,840)	220,939,455
Total Operating Expenses	242,615,687	—	—	—	(302,840)	242,312,847
Interest Expense, net	(4,561,039)	—	3,718,542	—	—	(842,497)
Total Other Expenses	(4,561,039)	—	3,718,542	—	—	(842,497)
Net Loss Attributable to Non-Controlling Interests	(4,325,515)	4,325,515	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(11,027,923)	(4,325,515)	3,718,542	—	—	(11,634,896)

Condensed Consolidated Statement of Operations for the Three Months Ended June 30, 2020 (Unaudited)
Capitated Revenue	$114,042,681	$—	$—	$—	$472,742	$114,515,423
Other Patient Service Revenue	2,821,811	—	—	—	(624,782)	2,197,029
Total Operating Revenue	116,864,492	—	—	—	(152,040)	116,712,452
Medical Expenses	105,777,973	—	—	—	(152,040)	105,625,933
Total Operating Expenses	121,527,179	—	—	—	(152,040)	121,375,139
Interest Expense, net	(2,249,977)	—	1,859,271	—	—	(390,706)
Total Other Expenses	(2,299,977)	—	1,859,271	—	—	(440,706)
Net Loss Attributable to Non-Controlling Interests	(2,774,562)	2,774,562	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(4,188,102)	(2,774,562)	1,859,271	—	—	(5,103,393)

Condensed Consolidated Statements of Changes in Members' Deficit for the 6 Months Ended June 30, 2020
Preferred Return at 8% for Class A Units	$1,694,048	$—	$(1,694,048)	$—	$—	$—
Net Loss	(15,353,438)	—	3,718,542	—	—	(11,634,896)
Balance as of June 30, 2020	(69,173,164)	—	2,539,562	(43,656,272)	—	(110,289,874)

Condensed Consolidated Statements of Changes in Members' Deficit for the 3 Months Ended June 30, 2020
Preferred Return at 8% for Class A Units	$847,048	$—	$(847,048)	$—	$—	$—
Net Loss	(6,962,664)	—	1,859,271	—	—	(5,103,393)
Balance as of June 30, 2020	(69,173,164)	—	2,539,562	(43,656,272)	—	(110,289,874)

Condensed Consolidated Statements of Cash Flows for the 6 Months Ended June 30, 2020
Net Loss	$(15,353,438)	$—	$3,718,542	$—	$—	$(11,634,896)
Class A and Class D Preferred Returns	3,718,542	—	(3,718,542)	—	—	—

	As Previously	Network	Preferred Returns	Class A Units	Capitated Revenue
	Reported	Adjustments	Adjustments	Adjustments	Adjustments	As Restated

Condensed Consolidated Statement of Operations for the Three Months Ended March 31, 2020 (Unaudited)
Capitated Revenue	$112,514,334	$—	$—	$—	$436,017	$112,950,351
Other Patient Service Revenue	2,444,462	—	—	—	(586,817)	1,857,645
Total Operating Revenue	114,958,796	—	—	—	(150,800)	114,807,996
Medical Expenses	115,464,322	—	—	—	(150,800)	115,313,522
Total Operating Expenses	121,088,507	—	—	—	(150,800)	120,937,707
Interest Expense, net	(2,261,063)	—	1,859,271	—	—	(401,792)
Total Other Expenses	(2,261,063)	—	1,859,271	—	—	(401,792)
Net Loss Attributable to Non-Controlling Interests	(1,550,953)	1,550,953	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(6,839,821)	(1,550,953)	1,859,271	—	—	(6,531,503)

Condensed Consolidated Statements of Changes in Members' Deficit for the 3 Months Ended March 31, 2020
Preferred Return at 8% for Class A Units	$846,999	$—	$(846,999)	$—	$—	$—
Net Loss	(8,390,774)	—	1,859,271	—	—	(6,531,503)
Balance as of March 31, 2020	(63,212,106)	—	1,527,340	(43,656,272)	—	(105,341,038)

Condensed Consolidated Statements of Cash Flows for the 3 Months Ended March 31, 2020
Net Loss	$(8,390,774)	$—	$1,859,271	$—	$—	$(6,531,503)
Class A and Class D Preferred Returns	1,859,271	—	(1,859,271)	—	—	—